Income Taxes - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$ 22.1	$ 16.6
Deferred compensation accruals	7.9	10.9
Accrued pension expense	40.1	47.2
Stock-based compensation	20.0	20.2
Net operating loss, capital loss and foreign tax credit carryforward	13.9	13.9
Other amounts not deductible until paid	12.1	14.2
Other	1.3	1.0
Total gross deferred income tax assets	117.4	124.0
Less valuation allowance	(9.5)	(10.5)
Net deferred income tax assets	107.9	113.5
Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	0.0	(3.8)
Intangible assets	(276.3)	(288.5)
Other	(6.5)	(10.3)
Total deferred income tax liabilities	(282.8)	(302.6)
Net deferred income tax liabilities	$ (174.9)	$ (189.1)